Derivative Financial Instruments	6 Months Ended
Jun. 30, 2019
Derivative Financial Instruments
Derivative Financial Instruments

12. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	December 31,	June 30,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,731	1,391
Total	9,731	1,391
Derivative financial instruments, current asset	4,615	1,391
Derivative financial instruments, non-current asset	5,116	—
Total	9,731	1,391

The fair value of the derivative liabilities is as follows:

	December 31,	June 30,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	4,218	10,487
Forward foreign exchange contracts	578	222
Total	4,796	10,709
Derivative financial instruments, current liability	1,253	2,183
Derivative financial instruments, non-current liability	3,543	8,526
Total	4,796	10,709

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month U.S. dollar LIBOR, and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

					Fixed	Notional Amount
				Termination	Interest	December 31,	June 30,
Company	Counterparty	Trade Date	Effective Date	Date	Rate	2018	2019
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	80,000	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	3.14%	N/A	75,000
					Total	550,000	625,000

The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2019. The change in the fair value of the interest rate swaps for the three and six months ended June 30, 2019 amounted to a loss of $9,112 and $14,609, respectively (for the three and six months ended June 30, 2018, a gain of $1,187 and $7,557, respectively), which was recognized in profit or loss in the period incurred and is included in Gain/(loss) on derivatives. During the three and six months ended June 30, 2019, the loss of $9,112 and $14,609, respectively (Note 13) was attributable to changes in the LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, resulting in a decrease in net derivative assets from interest rate swaps held for trading.

Forward foreign exchange contracts

The Partnership uses non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros (“EUR”). Under these non-deliverable forward foreign exchange contracts, the counterparties (GasLog and the Partnership) settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

The principal terms of the forward foreign exchange contracts held for trading are as follows:

				Fixed
				Exchange Rate
Company	Counterparty	Trade Date	Settlement Date	(USD/EUR)	Notional Amount
GasLog Partners	GasLog	August 2018	July 2019	1.1738	€2,000
GasLog Partners	GasLog	August 2018	Aug 2019	1.1772	€2,000
GasLog Partners	GasLog	August 2018	Sept 2019	1.1809	€2,000
				Total	€6,000

The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2019. The change in the fair value of these contracts for the three and six months ended June 30, 2019 amounted to a gain of $466 and $356, respectively (a loss of $186 for the three and six months ended June 30, 2018), which was recognized in profit or loss in the period incurred and is included in Gain/(loss) on derivatives (Note 13).